Note 13 - Loss Per Common Share	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Notes to Financial Statements
Earnings Per Share [Text Block]
(
8
)
Loss Per Share

Basic loss per share (EPS) is calculated by dividing net income or loss by the weighted average common shares outstanding during the period. Diluted EPS reflects the net incremental shares that would be issued if unvested restricted shares became vested and dilutive outstanding stock options were exercised, using the treasury stock method. In the case of a net loss, it is assumed that no
incremental shares would be issued because they would be antidilutive. In addition, certain options are considered antidilutive because assumed proceeds from exercise price, related tax benefits and average future compensation was greater than the weighted average number of options outstanding multiplied by the average market price during the period. Shares excluded from the diluted EPS calculation because they would be anti-dilutive are as follows:

	Three Months Ended
(In thousands )	June 30, 2018	June 24, 2017
(in thousands):
Common shares issuable upon exercise of stock options	1,498	1,104
Restricted stock awards	262	350
Issuable shares for interest on loan	25	60
Common shares issuable upon conversion of convertible preferred stock	7,113	1,853
Common shares issuable upon exercise of warrants	3,960	3,737

The stock options, restricted stock, convertible preferred stocks and warrants not
included in the computation of diluted earnings per share (EPS) for the three
month period ended
June 30, 2018
and
June 24, 2017
is a result of the Company’s net loss and, therefore, the effect of these instruments would be anti-dilutive.

13	Loss per Common Share

The stock options, restricted stock, convertible preferred stocks and warrants not
included in the computation of diluted earnings per share (EPS) for the fiscal years ended
March 31, 2018
and
March 25, 2017
is a result of the Company’s net loss and, therefore, the effect of these instruments would be anti-dilutive.

Stock options not included in computation that could potentially dilute EPS in the future	1,479	1,105
Restricted stock awards not included in computation that could potentially dilute EPS in the future	300	—
Convertible preferred stock not included in computation that could potentially dilute EPS in the future	1,858	1,853
Warrants not included in computation that could potentially dilute EPS in the future	3,960	3,737
	7,597	6,695

The stock options, restricted stock, convertible preferred stocks and warrants not
included in the computation of diluted earnings per share (EPS) for the fiscal years ended
March 31, 2018
and
March 25, 2017
is a result of the Company’s net loss and, therefore, the effect of these instruments would be anti-dilutive.